FINANCIAL RISK MANAGEMENT - Liquidity risk (Details) - USD ($)		12 Months Ended
	Nov. 17, 2017	Dec. 31, 2017	Nov. 13, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Liquidity Risk
Cash and cash equivalents		$ 17,507,157		$ 22,954,571	$ 55,026,171	$ 5,193,561
Cash held in escrow				$ 70,000,000
Gross proceeds from 2017 financing		$ 65,324,997
CardiAQ
Liquidity Risk
Cash held in escrow			$ 70,000,000
Remaining damages became due and payable			$ 42,000,000
Amount of financing proceeds used to settle the damages and interest awards	$ 42,000,000